DEFERRED COMPENSATION	12 Months Ended
Dec. 29, 2018
DEFERRED COMPENSATION
DEFERRED COMPENSATION

G.DEFERRED COMPENSATION

We have a program whereby certain executives irrevocably elected to defer receipt of certain compensation in 1985 through 1988. Deferred compensation payments to these executives will commence upon their retirement. We purchased life insurance on these executives, payable to us in amounts which, if assumptions made as to mortality experience, policy dividends, and other factors are realized, will accumulate cash values adequate to reimburse us for all payments for insurance and deferred compensation obligations. In the event cash values are not sufficient to fund such obligations, the program allows us to reduce benefit payments to such amounts as may be funded by accumulated cash values. The deferred compensation liabilities and related cash surrender value of life insurance policies totaled $2.0 million on December 29, 2018 and December 30, 2017, and are included in "Other Liabilities" and "Other Assets," respectively.

We also maintain a non-qualified deferred compensation plan (the "Plan") for the benefit of senior management employees who may elect to defer a portion of their annual bonus payments and salaries. The Plan provides investment options similar to our 401(k) plan, including our stock. The investment in our stock is funded by the issuance of shares to a Rabbi trust, and may only be distributed in kind. Assets held by the Plan totaled approximately $1.0 million on December 29, 2018 and December 30, 2017, and are included in "Other Assets."  Related liabilities totaled $27.8 million and $22.6 million on December 29, 2018 and December 30, 2017, respectively, and are included in "Other Liabilities" and "Shareholders’ Equity."  Assets associated with the Plan are recorded at fair market value. The related liabilities are recorded at fair market value, with the exception of obligations associated with investments in our stock which are recorded at the market value on the date of deferral.